EQUITY (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 02, 2014
Allocation shares, issued	1,000	1,000	1,000
Allocation shares, outstanding	1,000	1,000	1,000
Common shares,authorized	500,000,000	500,000,000	500,000,000	50,000,000
Common shares, issued	3,115,500	3,115,500	77,887,500	1,038,050
Common shares, outstanding	3,115,500	3,115,500	77,887,500	1,038,050
Ownership of allocation shares by manager		100.00%
Allocation of profit		20.00%
Interest rate		8.00%
Noncontrolling interest, ownership percentage	45.00%
Acquisition interest acquired	55.00%
Net loss attributable subsidiary	$ 548,256
Chief Executive Officer [Member]
Allocation shares, issued	1,000	1,000
Allocation shares, outstanding	1,000	1,000